Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	PowerShares India Exchange-Traded Fund Trust
Central Index Key	0001419139
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
PowerShares India Portfolio | PowerShares India Portfolio | PowerShares India Portfolio
Risk/Return:
Trading Symbol	PIN